Exhibit 99.1

Investor Certificateholders' Monthly Statement

Discover Card Master Trust I

Series 2007-CC Monthly Statement

Distribution Date: August 16, 2010

Month Ending: July 31, 2010

Pursuant to the Series Supplement dated as of July 26, 2007, as amended, relating to the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement") the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows:

Second Amended and Restated Pooling and Servicing Agreement Series Supplement

As Exhibit 4.1 to the Current Report on Form 8-K filed on June 4, 2010 under file number 333-141703-02, as amended.

As Exhibit 4.3 to the Current Report on Form 8-K filed on July 27, 2007 under file number 333-141703-02, as amended.

1	.	Principal Receivables for July, 2010		Beginning Balances	Ending Balances
		(a)	Aggregate Investor Interest (including Series	$19,929,573,973.00	$19,382,534,866.00
			2007-CC Investor Interest)
			Seller Interest	$14,364,662,355.20	$14,611,744,781.60
			Total Master Trust	$34,294,236,328.20	$33,994,279,647.60
		(b)	Group One Investor Interest	$19,929,573,973.00	$19,382,534,866.00
		(c)	Group One Investor Interest for Interchange Series	$19,929,573,973.00	$19,382,534,866.00
		(d)	Series 2007-CC Investor Interest	$11,474,860,336.00	$10,938,547,486.00
		(e)	Total Master Trust # of Accounts	23,116,694	23,061,784
		(f)	Minimum Principal Receivables Balance at the end of month(1)		$20,841,435,339.78
		(g)	Amount by which Master Trust Principal Receivables Exceeded		$13,152,844,307.82
			the Minimum Principal Receivables Balance at the end of month
		(h)	Percentage of the Principal Receivables that reflect Seller Interest		42.98%

2	.	Allocation Percentages at the beginning of July, 2010	(after giving effect to any increases in the Aggregate Investor Interest or the Series 2007-CC Investor Interest occurring during the month)

(a)	Series 2007-CC Finance Charge Collections Allocation Percentage	33.4600%
(b)	Series 2007-CC Principal Collections Allocation Percentage	33.4600%
(c)	Series 2007-CC Charge-Off Allocation Percentage	33.4600%
(d)	Series 2007-CC Interchange Allocation Percentage	33.4600%

3	.	Allocation of Receivables and other amounts collected during July, 2010

			Finance Charge Collections		Principal Collections	Interchange

		(a) Allocation between Investors and Seller:

			Aggregate Investor Allocation	$276,745,759.93	$3,963,940,160.28	$67,434,426.03
			(including Series 2007-CC Allocation)

			Seller Allocation	$199,469,377.24	$2,857,079,635.89	$48,604,549.43

		(b)	Group One Allocation	$276,745,759.93	$3,963,940,160.28	$67,434,426.03

		(c)	Series 2007-CC Allocation	$159,341,584.90	$2,282,313,223.80	$38,826,641.19

		(d) Reallocation to Series 2007-CC from		$0.00	$0.00	$0.00
			Other Series

		(e) Reallocation from Series 2007-CC to		$0.00	$0.00	$0.00
			Other Series

		(f)	Series 2009-SD Principal Collections available to other
			series in Group One, including Series 2007-CC, through
			reallocation to cover shortfalls in interest and servicing
			fees and to reimburse charge-offs	$77,725,520.58	N/A	N/A

		(g)	Series 2009-SD Principal Collections, described in 3(f)
			above, that are included in the calculation of Excess
			Spread Amount for Series 2007-CC	$45,647,101.35	N/A	N/A

		(h)	Group One Portfolio Yield as an annualized percentage	15.53%	N/A	4.06%
			of the Aggregate Investor Interest (FCC yield excludes
			principal recoveries)

		(i)	Group One Portfolio Yield from Series 2009-SD Principal
			Collections available to other series in Group One,
			including Series 2007-CC	4.77%	N/A	N/A

		(j)	Series 2007-CC Portfolio Yield as an annualized	15.53%	N/A	4.06%
			percentage of the Series Investor Interest (FCC yield
			excludes principal recoveries)

		(k)	Principal Collections as a monthly percentage of Master Trust Receivables			19.64%
			at the beginning of July, 2010
		(l)	Finance Charge Collections as a monthly percentage of Master Trust Receivables			1.37%
			at the beginning of July, 2010
		(m)	Total Collections as a monthly percentage of Master Trust Receivables			21.01%
			at the beginning of July, 2010
		(n) Interchange as a monthly percentage of Master Trust Receivables				0.33%
			at the beginning of July, 2010
		(o) Total Collections and Interchange as a monthly percentage of Master Trust Receivables				21.34%
			at the beginning of July, 2010

		(p)	Series 2009-SD Principal Collections, include in item 3(k) above, available to be used as
			Finance Charge Collections as a monthly percentage of Master Trust Receivables
			at the beginning of July, 2010			0.22%
		(q)	Trust Collections deposited for the month (2)		Prior Month	July, 2010
					$382,070,465.79	$668,205,292.46

4	.	Investor Charged-Off Amount				Cumulative Reductions in Series
						Investor Interests Due to
					July, 2010	Investor Charged-Off Amounts
		(a)	Group One		$139,744,802.96	$0.00
		(b)	Series 2007-CC		$80,460,702.93	$0.00

		(c)	As an annualized percentage of		8.41%	N/A
			Principal Receivables at the
			beginning of July, 2010

5	.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
		(a) Group One				$33,215,956.64
		(b) Series 2007-CC				$19,124,767.23

6	.	Delinquency Summary
		Master Trust Receivables Outstanding at the end of July, 2010				$34,422,755,767.77
				Number of	Delinquent Amount	Percentage of Ending
			Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
			30-59 Days	66,249	$407,616,319.37	1.18%
			60-89 Days	51,164	$338,009,688.53	0.98%
			90-119 Days	42,764	$296,033,874.40	0.86%
			120-149 Days	40,048	$289,319,028.98	0.84%
			150-179 Days	39,279	$294,173,467.94	0.85%
			180+ Days	0	$0.00	0.00%
			Total	239,504	$1,625,152,379.22	4.72%

7	.	Investor Principal Charge-Offs on this Distribution Date(3)			Amount	Rate
		(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor		$139,744,802.96	8.41%
			Principal Receivables at the beginning of July, 2010)
		(b)	Recoveries (rate shown as an annualized percentage of Investor		$18,863,114.16	1.14%
			Principal Receivables at the beginning of July, 2010)
		(c)	Net Charge-offs (rate shown as an annualized percentage of Investor		$120,881,688.80	7.28%
			Principal Receivables at the beginning of July, 2010)

U.S. Bank National Association
as Trustee

By
____________________________

Vice President

(1)	The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust.
(2)	Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates or Notes are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance.
(3)	For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.